Net Income (Expense) from Financial Operations - Schedule of Trading and Investment Income Recognized (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure net trading and investment income [abstract]
Trading instruments (securities)	$ 2,527	$ 43,323	$ 40,893
Financial derivative contracts (trading)	152,732	(63,992)	44,499
Sale of loans and accounts receivable from customers	1,602	15,121	18,863
Net gain on sale of financial instruments at fair value through other comprehensive income	13,765
Net gain on sale of available for sale investments		13,641	7,998
Others	2,129	175	699
Total	$ 172,755	$ 8,268	$ 112,952